Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Warrants

						Warrants Outstanding at December 31,
Issuance	Expiry Date	TSX Ticker	Exercise Price	Warrants Issued	Common Shares Upon Exercise	2018	2017
Bought deal July 20, 2017 (1)	July 20, 2018	ALO.WT.A	C$8.00 $6.36	4,031,000	4,031,000	-	4,031,000
Bought deal November 30, 2016 (2)	May 30, 2018	ALO.WT	C$0.70 $0.52	18,200,000	1,820,000	-	18,200,000
Warrant issued (3)(4)	July 28, 2018	-	C$2.98 $2.30	721,258	721,258	-	-
Warrant issued (3)(4)	December 29, 2018	-	C$3.52 $2.71	56,815	56,815	-	-
Warrant issued (4)	January 31, 2020	-	C$2.71 $2.09	147,692	147,692	147,692	-
Warrant issued (4)	January 31, 2020	-	C$3.44 $2.65	7,384,656	7,384,656	7,384,656	-
Warrant issued (4)	July 28, 2021	-	C$2.98 $2.30	1,198,119	1,198,119	1,198,119	-
				31,739,540	15,359,540	8,730,467	22,231,000

(1)	On July 20, 2018, warrants issued with the July 20, 2017, bought deal expired unexercised.
(2)	On May 30, 2018, warrants issued with the November 30, 2016, bought deal expired unexercised.
(3)	On July 28, 2018, and December 29, 2018, warrants issued with the acquisition of Rye Patch (note 5) expired unexercised.
(4)	Replacement warrants issued with the acquisition of Rye Patch (note 5).

Summary of Revaluation of Share Purchase Warrants

The share purchase warrants were revalued to the following:

Years ended December 31,
	2018	2017
Bought deal July 20, 2017 (1)	$-	$305
Bought deal November 30, 2016 (1)	-	290
Warrants issued through Rye Patch acquisition (2)	30	-
	$30	$595

(1)	Valuation based on the TSX closing price at December 31, 2017.
(2)	Valuation based on the following assumptions for the Black-Scholes options pricing:

December 31,
2018
Risk-free interest rate	1.9%
Expected life of warrants	0.2 - 3.2 years
Annualized volatility	25.9 - 45.7%
Dividend rate	0.0%

Schedule of (Gain) Loss on Revaluation of Share Purchase Warrant Liabilities

During the year ended December 31, 2018, the Company recognized the following (gain) loss on revaluation of the share purchase warrant liabilities (note 7(c)):

Years ended December 31,
	2018	2017
Bought deal July 20, 2017	$(290)	$(495)
Bought deal November 30, 2016	(304)	(930)
Private placement October 19, 2015	-	87
Warrants issued through Rye Patch acquisition	(1,628)	-
	$(2,222)	$(1,338)